UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Institutional High Yield Fund

Institutional Class (TRHYX)

This semi-annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$26	0.50%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,791,929
Number of Portfolio Holdings	451

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	3.3%
BB Rated	29.3
BB/B Rated	18.5
B Rated	26.2
B/CCC Rated	5.2
CCC Rated and Below	10.4
Not Rated	2.7
Short-Term Holdings	4.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

CCO Holdings	2.0%
TransDigm	2.0
Venture Global LNG	1.8
Navient	1.5
Cloud Software Group	1.5
Asurion	1.5
HUB International	1.4
Alliant Holdings Intermediate	1.4
Tenet Healthcare	1.4
Hilcorp Energy I	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

E137-053 1/25

Institutional High Yield Fund

Institutional Class (TRHYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
Institutional High Yield Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7.71 $ 7.42 $ 7.94 $ 8.83 $ 8.23 $ 8.62
Investment activities
Net investment income
(1)(2)
0.26 0.51 0.48 0.45 0.45 0.49
Net realized and unrealized gain/
loss 0.20 0.30 (0.49) (0.88) 0.61 (0.39)
Total from investment activities 0.46 0.81 (0.01) (0.43) 1.06 0.10
Distributions
Net investment income (0.26) (0.52) (0.50) (0.46) (0.46) (0.49)
Net realized gain – – (0.01) – – –
Total distributions (0.26) (0.52) (0.51) (0.46) (0.46) (0.49)
NET ASSET VALUE
End of period $ 7.91 $ 7.71 $ 7.42 $ 7.94 $ 8.83 $ 8.23
Ratios/Supplemental Data
Total return
(2)(3)
6.07% 11.19% 0.05% (5.14)% 13.11% 1.05%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net expenses after waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 6.72%
(4)
6.75% 6.46% 5.27% 5.21% 5.72%
Portfolio turnover rate 19.9% 38.4% 30.4% 45.6% 49.2% 43.0%
Net assets, end of period (in
millions) $ 1,792 $ 1,715 $ 1,612 $ 1,724 $ 1,962 $ 1,517
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional High Yield Fund
November 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed
Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,923 2,051
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 149 167
Total Asset-Backed Securities
(Cost $2,215) 2,218
BANK LOANS  4.7% (2)
Airlines  0.1%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 9.629%, 4/20/28 (3) 2,063 2,128
2,128
Broadcasting  0.1%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.508%, 10/11/29 (4) 1,550 1,550
1,550
Cable Operators  0.5%
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.109%, 1/18/28  5,486 5,382
Radiate Holdco, FRN, 1M TSFR +
3.25%, 7.937%, 9/25/26  4,220 3,676
9,058
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 9.058%, 4/23/29  3,992 3,990
3,990
Energy  0.2%
Prairie ECI Acquiror, FRN, 1M TSFR
+ 4.75%, 9.323%, 8/1/29  2,899 2,917
2,917
Financial  0.4%
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 10/6/28 (3) 155 156
TIH Insurance Holdings, FRN, 3M
TSFR + 4.75%, 9.354%, 5/6/32  6,274 6,402
6,558
Information Technology  1.0%
Ellucian Holdings, FRN, 1M TSFR +
3.00%, 10/29/29 (3) 1,010 1,020
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 11/14/32 (3) 4,315 4,336
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (3) 1,630 1,639
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (3) 2,839 2,850
RealPage, FRN, 1M TSFR + 6.50%,
11.187%, 4/23/29  7,782 7,677
17,522
Par/Shares $ Value
(Amounts in 000s)
‡
Services  0.8%
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.423%, 12/10/29 (3) 9,875 9,850
CoreLogic, FRN, 1M TSFR + 6.50%,
11.187%, 6/4/29  5,055 4,925
14,775
Wireless Communications  1.4%
Asurion, FRN, 1M TSFR + 5.25%,
9.937%, 1/31/28 (3) 19,294 18,915
Asurion, FRN, 1M TSFR + 5.25%,
9.937%, 1/20/29  7,218 7,020
25,935
Total Bank Loans (Cost $84,583) 84,433
COMMON STOCKS  0.5%
Energy  0.1%
South Bow (CAD) (4) 69 1,822
1,822
Gaming  0.0%
New Cotai Participation, Class B (1)
(4)(5) — —
—
Health Care  0.1%
Becton Dickinson & Company  7 1,652
1,652
Metals & Mining  0.2%
Constellium (4) 163 2,003
Freeport-McMoRan  35 1,540
3,543
Other Telecommunications  0.1%
Ciena (4) 25 1,737
1,737
Total Common Stocks (Cost
$9,024) 8,754
CONVERTIBLE BONDS  0.2%
Automotive  0.2%
Rivian Automotive, 4.625%,
3/15/29 (6) 4,635 4,569
Total Convertible Bonds (Cost
$5,042) 4,569
CONVERTIBLE PREFERRED STOCKS  0.4%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27 (6) 71 3,944
3,944

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial  0.2%
Ares Management, Series B, 6.75%,
10/1/27  52 2,910
2,910
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (4)(5)(7) 8 —
—
Total Convertible Preferred Stocks
(Cost $6,188) 6,854
CORPORATE BONDS  90.2%
Aerospace & Defense  2.0%
TransDigm, 5.50%, 11/15/27  1,506 1,491
TransDigm, 6.00%, 1/15/33 (1) 2,705 2,705
TransDigm, 6.375%, 3/1/29 (1) 3,075 3,117
TransDigm, 6.625%, 3/1/32 (1) 6,155 6,301
TransDigm, 6.75%, 8/15/28 (1) 4,455 4,544
TransDigm, 6.875%, 12/15/30 (1) 11,750 12,088
TransDigm, 7.125%, 12/1/31 (1)(6) 4,799 4,985
35,231
Airlines  0.9%
American Airlines, 5.75%, 4/20/29 (1) 6,600 6,575
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 11.5%
PIK) (1)(8) 2,100 2,190
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 12%
PIK) (1)(8) 400 417
United Airlines, 4.625%, 4/15/29 (1) 6,730 6,453
15,635
Automotive  3.0%
Adient Global Holdings, 8.25%,
4/15/31 (1)(6) 4,805 5,009
Belron U.K. Finance, 5.75%,
10/15/29 (1) 2,130 2,133
Benteler International, 10.50%,
5/15/28 (1)(6) 1,665 1,747
Clarios Global, 8.50%, 5/15/27 (1) 8,075 8,115
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (1) 3,379 3,865
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 881
Global Auto Holdings, 8.75%,
1/15/32 (1) 3,175 2,826
Rivian Holdings, FRN, 6M TSFR +
6.053%, 10.502%, 10/15/26 (1) 14,155 14,173
Tenneco, 8.00%, 11/17/28 (1) 4,680 4,434
Velocity Vehicle Group, 8.00%,
6/1/29 (1) 1,805 1,877
Wand NewCo 3, 7.625%, 1/30/32 (1) 5,400 5,589
ZF North America Capital, 6.75%,
4/23/30 (1) 2,227 2,163
Par/Shares $ Value
(Amounts in 000s)
‡
ZF North America Capital, 7.125%,
4/14/30 (1) 1,141 1,131
53,943
Broadcasting  3.9%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (1)(6) 3,540 3,115
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (1)(6) 6,425 5,903
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (1) 2,775 2,865
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (1)(6) 5,785 6,132
CMG Media, 8.875%, 6/18/29 (1)(6) 7,755 5,293
Gray Television, 5.375%, 11/15/31 (1) 1,406 830
Lamar Media, 4.00%, 2/15/30  473 437
Lamar Media, 4.875%, 1/15/29  4,327 4,197
Neptune Bidco U.S., 9.29%,
4/15/29 (1)(6) 6,014 5,593
Outfront Media Capital, 7.375%,
2/15/31 (1) 1,200 1,263
Sirius XM Radio, 4.00%, 7/15/28 (1)
(6) 7,600 7,125
Sirius XM Radio, 5.00%, 8/1/27 (1) 5,842 5,740
Stagwell Global, 5.625%, 8/15/29 (1)
(6) 9,340 9,001
Townsquare Media, 6.875%,
2/1/26 (1)(6) 1,695 1,689
Univision Communications, 7.375%,
6/30/30 (1) 3,590 3,451
Univision Communications, 8.00%,
8/15/28 (1) 4,725 4,825
Univision Communications, 8.50%,
7/31/31 (1) 1,640 1,630
69,089
Building & Real Estate  0.9%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (1) 4,535 4,580
Howard Hughes, 4.125%, 2/1/29 (1) 4,450 4,139
Howard Hughes, 4.375%, 2/1/31 (1) 2,385 2,164
Howard Hughes, 5.375%, 8/1/28 (1) 3,670 3,597
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (1) 1,135 1,394
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP)  1,005 1,234
17,108
Building Products  1.7%
Advanced Drainage Systems,
6.375%, 6/15/30 (1) 3,865 3,894
Beacon Roofing Supply, 6.50%,
8/1/30 (1) 1,080 1,104
Builders FirstSource, 6.375%,
6/15/32 (1)(6) 1,621 1,657
Builders FirstSource, 6.375%,
3/1/34 (1)(6) 2,640 2,689
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (1) 4,390 4,456
New Enterprise Stone & Lime,
5.25%, 7/15/28 (1) 3,890 3,759

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Summit Materials, 5.25%, 1/15/29 (1) 6,425 6,449
Summit Materials, 6.50%, 3/15/27 (1) 3,645 3,650
Summit Materials, 7.25%, 1/15/31 (1) 2,090 2,221
29,879
Cable Operators  5.9%
Altice Financing, 9.625%, 7/15/27 (1)
(6) 487 453
Altice France Holding, 6.00%,
2/15/28 (1) 7,600 1,976
Altice France Holding, 10.50%,
5/15/27 (1) 4,940 1,408
C&W Senior Finance, 6.875%,
9/15/27 (1) 2,600 2,583
CCO Holdings, 4.50%, 6/1/33 (1)(6) 7,160 6,167
CCO Holdings, 4.75%, 2/1/32 (1) 3,180 2,862
CCO Holdings, 6.375%, 9/1/29 (1)(6) 15,683 15,722
CCO Holdings, 7.375%, 3/1/31 (1) 10,315 10,676
Charter Communications Operating,
6.484%, 10/23/45  4,660 4,568
CSC Holdings, 6.50%, 2/1/29 (1) 3,810 3,258
CSC Holdings, 7.50%, 4/1/28 (1) 4,930 3,525
CSC Holdings, 11.25%, 5/15/28 (1) 2,450 2,419
CSC Holdings, 11.75%, 1/31/29 (1) 6,270 6,215
Directv Financing, 5.875%,
8/15/27 (1) 5,133 5,030
DISH DBS, 5.25%, 12/1/26 (1) 5,395 4,963
DISH DBS, 5.75%, 12/1/28 (1) 5,597 4,869
DISH DBS, 7.75%, 7/1/26  4,630 3,959
EchoStar, 10.75%, 11/30/29  6,200 6,681
GCI, 4.75%, 10/15/28 (1) 1,101 1,041
LCPR Senior Secured Financing,
6.75%, 10/15/27 (1)(6) 602 548
Midcontinent Communications,
8.00%, 8/15/32 (1)(6) 3,575 3,740
Sable International Finance, 7.125%,
10/15/32 (1) 5,400 5,414
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (1) 8,055 7,045
105,122
Chemicals  2.8%
Avient, 6.25%, 11/1/31 (1) 1,800 1,816
Avient, 7.125%, 8/1/30 (1) 6,358 6,573
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (1) 1,925 2,019
Celanese U.S. Holdings, 6.80%,
11/15/30 (6) 1,600 1,677
Celanese U.S. Holdings, 6.95%,
11/15/33 (6) 5,875 6,260
CVR Partners, 6.125%, 6/15/28 (1) 7,002 6,783
GPD, 10.125%, 4/1/26 (1) 2,770 2,656
Methanex, 5.25%, 12/15/29 (6) 1,625 1,584
Methanex, 5.65%, 12/1/44  1,345 1,187
Methanex U.S. Operations, 6.25%,
3/15/32 (1) 2,055 2,053
Vibrantz Technologies, 9.00%,
2/15/30 (1)(6) 4,695 4,443
Par/Shares $ Value
(Amounts in 000s)
‡
Windsor Holdings III, 8.50%,
6/15/30 (1) 6,420 6,853
WR Grace Holdings, 5.625%,
8/15/29 (1)(6) 3,765 3,511
WR Grace Holdings, 7.375%,
3/1/31 (1)(6) 3,326 3,451
50,866
Consumer Products  0.1%
Kontoor Brands, 4.125%,
11/15/29 (1) 2,235 2,051
2,051
Container  1.1%
Ball, 6.00%, 6/15/29  5,735 5,828
Ball, 6.875%, 3/15/28 (6) 3,370 3,467
Clydesdale Acquisition Holdings,
8.75%, 4/15/30 (1)(6) 2,690 2,694
Sealed Air, 5.00%, 4/15/29 (1) 1,575 1,526
Sealed Air, 6.125%, 2/1/28 (1) 1,785 1,796
Sealed Air, 6.875%, 7/15/33 (1) 239 253
Sealed Air, 7.25%, 2/15/31 (1)(6) 2,200 2,288
Trident TPI Holdings, 12.75%,
12/31/28 (1) 1,650 1,825
19,677
Energy  13.0%
Aethon United BR, 7.50%,
10/1/29 (1) 4,178 4,319
AmeriGas Partners, 9.375%,
6/1/28 (1) 4,127 4,230
Antero Resources, 7.625%,
2/1/29 (1) 795 814
Civitas Resources, 8.375%,
7/1/28 (1) 1,670 1,743
Civitas Resources, 8.625%,
11/1/30 (1) 1,840 1,948
Civitas Resources, 8.75%, 7/1/31 (1) 2,465 2,604
Comstock Resources, 5.875%,
1/15/30 (1)(6) 3,490 3,294
Comstock Resources, 6.75%,
3/1/29 (1) 6,070 5,964
Crescent Energy Finance, 7.375%,
1/15/33 (1) 8,998 8,931
Crescent Energy Finance, 7.625%,
4/1/32 (1) 3,810 3,843
Crescent Energy Finance, 9.25%,
2/15/28 (1) 6,670 7,003
DCP Midstream Operating, 6.75%,
9/15/37 (1)(6) 3,955 4,286
Diamond Foreign Asset, 8.50%,
10/1/30 (1) 3,230 3,371
Energy Transfer, 7.375%, 2/1/31 (1)
(6) 3,165 3,337
Expand Energy, 5.375%, 3/15/30  2,860 2,844
Expand Energy, 6.75%, 4/15/29 (1) 7,425 7,550
Ferrellgas, 5.875%, 4/1/29 (1)(6) 4,115 3,858
Gulfport Energy Operating, 6.75%,
9/1/29 (1) 3,035 3,096
Hilcorp Energy I, 5.75%, 2/1/29 (1) 2,110 2,047
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,395 1,344

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 6.00%, 2/1/31 (1) 2,570 2,438
Hilcorp Energy I, 6.25%, 4/15/32 (1) 2,666 2,533
Hilcorp Energy I, 6.875%, 5/15/34 (1) 5,435 5,265
Hilcorp Energy I, 7.25%, 2/15/35 (1) 4,485 4,401
Hilcorp Energy I, 8.375%, 11/1/33 (1) 5,350 5,638
Kinetik Holdings, 5.875%, 6/15/30 (1) 8,620 8,588
Kinetik Holdings, 6.625%,
12/15/28 (1) 6,864 7,018
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (1) 3,600 3,616
Matador Resources, 6.50%,
4/15/32 (1) 2,390 2,390
NGL Energy Operating, 8.125%,
2/15/29 (1) 1,945 1,981
NGL Energy Operating, 8.375%,
2/15/32 (1) 5,760 5,868
Occidental Petroleum, 7.95%,
6/15/39  3,925 4,607
Permian Resources Operating,
6.25%, 2/1/33 (1) 2,940 2,958
Permian Resources Operating,
7.00%, 1/15/32 (1) 3,165 3,244
Permian Resources Operating,
9.875%, 7/15/31 (1) 3,165 3,497
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,870 1,938
Range Resources, 4.75%,
2/15/30 (1)(6) 1,755 1,665
Range Resources, 8.25%, 1/15/29  1,520 1,564
Seadrill Finance, 8.375%, 8/1/30 (1) 5,317 5,417
Solaris Midstream Holdings, 7.625%,
4/1/26 (1) 2,080 2,090
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (1)(9) 1,515 1,585
South Bow Canadian Infrastructure
Holdings, VR, 7.625%, 3/1/55 (1)(9) 430 445
Sunoco, 7.00%, 5/1/29 (1) 3,620 3,747
Sunoco, 7.25%, 5/1/32 (1)(6) 5,943 6,210
Tallgrass Energy Partners, 6.00%,
12/31/30 (1) 4,320 4,088
Tallgrass Energy Partners, 6.00%,
9/1/31 (1) 4,175 3,935
Tallgrass Energy Partners, 7.375%,
2/15/29 (1) 3,530 3,587
Transocean, 6.80%, 3/15/38  4,550 3,799
Transocean, 8.25%, 5/15/29 (1) 1,460 1,471
Transocean, 8.50%, 5/15/31 (1)(6) 3,460 3,503
Transocean, 8.75%, 2/15/30 (1) 4,555 4,737
Transocean Aquila, 8.00%,
9/30/28 (1) 1,570 1,610
Valaris, 8.375%, 4/30/30 (1) 2,475 2,518
Venture Global Calcasieu Pass,
6.25%, 1/15/30 (1) 2,555 2,616
Venture Global LNG, 8.125%,
6/1/28 (1) 4,295 4,478
Venture Global LNG, 8.375%,
6/1/31 (1) 10,640 11,172
Venture Global LNG, 9.50%,
2/1/29 (1) 4,040 4,505
Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, VR, 9.00% (1)
(9)(10) 11,920 12,352
Vermilion Energy, 6.875%, 5/1/30 (1)
(6) 3,645 3,654
233,154
Entertainment & Leisure  4.7%
Carnival, 6.00%, 5/1/29 (1)(6) 300 301
Carnival, 7.00%, 8/15/29 (1) 2,240 2,344
Carnival, 10.50%, 6/1/30 (1) 8,030 8,622
Cedar Fair, 5.25%, 7/15/29 (6) 3,706 3,590
Churchill Downs, 5.75%, 4/1/30 (1) 4,960 4,904
Cinemark USA, 5.25%, 7/15/28 (1)(6) 3,530 3,451
Cinemark USA, 7.00%, 8/1/32 (1)(6) 5,300 5,446
Inter Media & Communication,
6.75%, 2/9/27 (EUR)  2,424 2,607
Merlin Entertainments Group U.S.
Holdings, 7.375%, 2/15/31 (1) 4,800 4,692
Motion Finco, 7.375%, 6/15/30
(EUR) (1) 2,245 2,424
Motion Finco, 7.375%, 6/15/30 (EUR)  1,575 1,701
NCL, 5.875%, 2/15/27 (1) 2,145 2,148
NCL, 7.75%, 2/15/29 (1)(6) 5,140 5,461
NCL, 8.125%, 1/15/29 (1) 1,514 1,607
NCL Finance, 6.125%, 3/15/28 (1)(6) 1,390 1,406
Royal Caribbean Cruises, 5.50%,
4/1/28 (1) 2,975 2,971
Royal Caribbean Cruises, 5.625%,
9/30/31 (1) 2,590 2,587
Royal Caribbean Cruises, 6.00%,
2/1/33 (1) 5,325 5,391
Royal Caribbean Cruises, 6.25%,
3/15/32 (1) 2,330 2,379
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (1) 6,445 6,219
Six Flags Entertainment, 5.50%,
4/15/27 (1)(6) 4,280 4,259
Six Flags Entertainment, 6.625%,
5/1/32 (1)(6) 2,500 2,556
Six Flags Entertainment, 7.25%,
5/15/31 (1)(6) 6,745 6,947
84,013
Financial  10.8%
Acrisure, 7.50%, 11/6/30 (1) 5,970 6,074
Acrisure, 8.25%, 2/1/29 (1) 3,530 3,627
Acrisure, 8.50%, 6/15/29 (1) 4,305 4,477
Alliant Holdings Intermediate,
5.875%, 11/1/29 (1) 2,170 2,089
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 7,750 7,721
Alliant Holdings Intermediate, 7.00%,
1/15/31 (1) 10,348 10,477
Alliant Holdings Intermediate,
7.375%, 10/1/32 (1)(6) 4,455 4,472
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (1)(6) 3,950 3,506
AssuredPartners, 7.50%, 2/15/32 (1)
(6) 4,410 4,476

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Blackstone Mortgage Trust, 7.75%,
12/1/29 (1) 1,060 1,079
Cobra AcquisitionCo, 6.375%,
11/1/29 (1)(6) 3,506 2,980
Focus Financial Partners, 6.75%,
9/15/31 (1) 2,628 2,651
HUB International, 5.625%,
12/1/29 (1)(6) 5,525 5,373
HUB International, 7.25%,
6/15/30 (1) 13,100 13,558
HUB International, 7.375%,
1/31/32 (1) 6,290 6,424
Jane Street Group, 6.125%,
11/1/32 (1) 6,015 6,030
Jane Street Group, 7.125%,
4/30/31 (1) 5,886 6,114
Jerrold Finco, 5.25%, 1/15/27 (GBP)  1,445 1,808
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 4,725 5,003
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1)
(6) 2,125 2,298
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (1) 3,145 2,893
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1) 6,000 5,865
Navient, 4.875%, 3/15/28  4,740 4,539
Navient, 5.00%, 3/15/27 (6) 1,745 1,719
Navient, 5.50%, 3/15/29 (6) 4,350 4,154
Navient, 5.625%, 8/1/33  3,797 3,379
Navient, 9.375%, 7/25/30  7,725 8,478
Navient, 11.50%, 3/15/31 (6) 4,035 4,590
OneMain Finance, 7.125%, 11/15/31  2,650 2,713
OneMain Finance, 7.50%,
5/15/31 (6) 2,470 2,572
OneMain Finance, 7.875%, 3/15/30  3,025 3,191
OneMain Finance, 9.00%,
1/15/29 (6) 9,635 10,225
Panther Escrow Issuer, 7.125%,
6/1/31 (1) 8,595 8,778
PennyMac Financial Services,
4.25%, 2/15/29 (1) 5,340 4,993
PennyMac Financial Services,
7.125%, 11/15/30 (1) 4,345 4,432
PennyMac Financial Services,
7.875%, 12/15/29 (1)(6) 3,852 4,064
PROG Holdings, 6.00%, 11/15/29 (1) 5,335 5,162
Rocket Mortgage, 4.00%,
10/15/33 (1)(6) 2,450 2,124
Ryan Specialty, 4.375%, 2/1/30 (1) 1,485 1,403
Ryan Specialty, 5.875%, 8/1/32 (1) 1,660 1,656
United Wholesale Mortgage, 5.50%,
4/15/29 (1) 2,095 2,011
United Wholesale Mortgage, 5.75%,
6/15/27 (1) 4,390 4,341
193,519
Food  1.1%
B&G Foods, 8.00%, 9/15/28 (1) 1,610 1,648
Par/Shares $ Value
(Amounts in 000s)
‡
BellRing Brands, 7.00%, 3/15/30 (1) 3,825 3,968
Chobani, 7.625%, 7/1/29 (1)(6) 3,350 3,509
Chobani Holdco II, 8.75%, 10/1/29,
(8.75% Cash or 9.5% PIK) (1)(8) 1,990 2,100
Darling Ingredients, 6.00%,
6/15/30 (1) 4,180 4,159
Post Holdings, 6.25%, 2/15/32 (1) 2,075 2,096
Triton Water Holdings, 6.25%,
4/1/29 (1)(6) 2,060 2,050
19,530
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 2,715 2,664
Graphic Packaging International,
3.75%, 2/1/30 (1) 2,395 2,195
4,859
Gaming  2.9%
Caesars Entertainment, 6.50%,
2/15/32 (1) 2,345 2,392
Caesars Entertainment, 7.00%,
2/15/30 (1) 3,270 3,368
Caesars Entertainment, 8.125%,
7/1/27 (1) 2,899 2,953
Churchill Downs, 6.75%, 5/1/31 (1) 4,405 4,493
Cirsa Finance International, 6.50%,
3/15/29 (EUR) (1) 775 862
Cirsa Finance International,
10.375%, 11/30/27 (EUR) (1) 545 605
Great Canadian Gaming, 8.75%,
11/15/29 (1)(6) 3,045 3,167
International Game Technology,
5.25%, 1/15/29 (1) 3,560 3,489
Light & Wonder International, 7.00%,
5/15/28 (1) 2,820 2,830
Light & Wonder International, 7.25%,
11/15/29 (1) 9,290 9,568
Light & Wonder International, 7.50%,
9/1/31 (1) 1,595 1,659
Lottomatica Group, 7.125%, 6/1/28
(EUR) (1) 780 867
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (1) 3,700 3,506
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,916
Midwest Gaming Borrower, 4.875%,
5/1/29 (1) 3,215 3,042
Ontario Gaming GTA, 8.00%,
8/1/30 (1)(6) 1,720 1,776
Playtika Holding, 4.25%, 3/15/29 (1) 2,985 2,724
Scientific Games Holdings, 6.625%,
3/1/30 (1)(6) 3,605 3,488
52,705
Health Care  8.1%
AthenaHealth Group, 6.50%,
2/15/30 (1)(6) 7,950 7,572
Avantor Funding, 4.625%, 7/15/28 (1) 8,930 8,606
Bausch + Lomb, 8.375%, 10/1/28 (1) 5,910 6,191
CHS, 5.25%, 5/15/30 (1) 2,180 1,858
CHS, 6.00%, 1/15/29 (1) 3,015 2,774

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 6.125%, 4/1/30 (1) 2,835 2,112
CHS, 8.00%, 12/15/27 (1)(6) 3,834 3,815
CHS, 10.875%, 1/15/32 (1) 6,135 6,380
Concentra Escrow Issuer, 6.875%,
7/15/32 (1) 1,735 1,783
DaVita, 6.875%, 9/1/32 (1) 5,280 5,432
IQVIA, 6.50%, 5/15/30 (1) 1,700 1,745
LifePoint Health, 5.375%, 1/15/29 (1)
(6) 1,591 1,420
LifePoint Health, 9.875%, 8/15/30 (1) 557 604
LifePoint Health, 10.00%, 6/1/32 (1)
(6) 6,364 6,626
LifePoint Health, 11.00%,
10/15/30 (1) 9,395 10,334
Medline Borrower, 5.25%, 10/1/29 (1)
(6) 11,285 10,989
Medline Borrower, 6.25%, 4/1/29 (1) 10,755 10,957
Molina Healthcare, 4.375%,
6/15/28 (1) 3,455 3,304
MPT Operating Partnership, 5.00%,
10/15/27 (6) 5,850 4,943
Organon, 5.125%, 4/30/31 (1)(6) 3,850 3,518
Star Parent, 9.00%, 10/1/30 (1) 3,592 3,709
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,301
Tenet Healthcare, 6.125%,
10/1/28 (6) 9,635 9,647
Tenet Healthcare, 6.125%, 6/15/30  6,495 6,519
Tenet Healthcare, 6.75%, 5/15/31  2,580 2,632
Tenet Healthcare, 6.875%,
11/15/31 (6) 1,225 1,292
Teva Pharmaceutical Finance,
6.15%, 2/1/36 (6) 967 977
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  2,650 2,594
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  5,690 5,854
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,630
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31  3,085 3,463
144,581
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32 (6) 1,650 1,651
1,651
Information Technology  5.8%
Capstone Borrower, 8.00%,
6/15/30 (1) 4,970 5,175
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (1)(8) 1,763 1,932
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (1)(8) 7,124 8,495
Central Parent, 7.25%, 6/15/29 (1) 5,270 5,290
Central Parent, 8.00%, 6/15/29 (1) 3,150 3,225
Cloud Software Group, 6.50%,
3/31/29 (1) 3,595 3,528
Cloud Software Group, 8.25%,
6/30/32 (1) 4,295 4,467
Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, 9.00%,
9/30/29 (1) 17,970 18,150
Dye & Durham, 8.625%, 4/15/29 (1) 6,079 6,398
Entegris, 5.95%, 6/15/30 (1) 8,390 8,390
Gen Digital, 7.125%, 9/30/30 (1)(6) 4,975 5,143
Go Daddy Operating, 5.25%,
12/1/27 (1) 1,690 1,673
Match Group Holdings II, 3.625%,
10/1/31 (1)(6) 3,185 2,739
Match Group Holdings II, 4.125%,
8/1/30 (1) 5,845 5,260
Match Group Holdings II, 4.625%,
6/1/28 (1) 1,935 1,855
Match Group Holdings II, 5.00%,
12/15/27 (1) 1,965 1,904
Match Group Holdings II, 5.625%,
2/15/29 (1)(6) 995 975
McAfee, 7.375%, 2/15/30 (1)(6) 10,185 9,892
ROBLOX, 3.875%, 5/1/30 (1) 2,815 2,558
SS&C Technologies, 6.50%,
6/1/32 (1) 2,325 2,371
Twilio, 3.625%, 3/15/29  1,695 1,566
Twilio, 3.875%, 3/15/31  3,025 2,730
103,716
Lodging  1.0%
Hilton Domestic Operating, 4.00%,
5/1/31 (1) 3,995 3,650
Hilton Domestic Operating, 5.875%,
3/15/33 (1)(6) 2,410 2,410
Hilton Domestic Operating, 6.125%,
4/1/32 (1)(6) 1,905 1,926
Park Intermediate Holdings, 4.875%,
5/15/29 (1) 2,415 2,312
Park Intermediate Holdings, 5.875%,
10/1/28 (1) 1,900 1,879
Park Intermediate Holdings, 7.00%,
2/1/30 (1) 1,285 1,314
RHP Hotel Properties, 4.50%,
2/15/29 (1) 3,875 3,701
RHP Hotel Properties, 7.25%,
7/15/28 (1) 475 492
XHR, 6.625%, 5/15/30 (1)(6) 1,145 1,162
18,846
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (1) 1,280 1,322
Hillenbrand, 3.75%, 3/1/31 (6) 2,270 2,015
Madison IAQ, 4.125%, 6/30/28 (1) 4,840 4,622
Madison IAQ, 5.875%, 6/30/29 (1)(6) 2,775 2,650
Mueller Water Products, 4.00%,
6/15/29 (1) 4,885 4,537
Sensata Technologies, 4.00%,
4/15/29 (1) 4,685 4,353
Sensata Technologies, 5.875%,
9/1/30 (1)(6) 3,655 3,602
Stevens Holding, 6.125%, 10/1/26 (1) 1,670 1,649
24,750

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining  2.2%
Arsenal AIC Parent, 8.00%,
10/1/30 (1) 5,185 5,457
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,270 3,691
ATI, 5.125%, 10/1/31  1,970 1,869
ATI, 7.25%, 8/15/30 (6) 1,490 1,555
Big River Steel, 6.625%, 1/31/29 (1) 4,464 4,503
Carpenter Technology, 7.625%,
3/15/30  767 792
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 2,820 2,862
Constellium, 6.375%, 8/15/32 (1)(6) 1,765 1,754
ERO Copper, 6.50%, 2/15/30 (1)(6) 2,500 2,464
Hecla Mining, 7.25%, 2/15/28  7,414 7,535
Hudbay Minerals, 6.125%, 4/1/29 (1) 3,455 3,489
Novelis, 4.75%, 1/30/30 (1) 3,725 3,497
39,468
Other Telecommunications  1.5%
Frontier Communications Holdings,
6.00%, 1/15/30 (1)(6) 4,830 4,836
Frontier Communications Holdings,
8.75%, 5/15/30 (1) 3,350 3,564
Iliad Holding, 8.50%, 4/15/31 (1) 795 846
Level 3 Financing, 4.00%, 4/15/31 (1)
(6) 2,920 2,314
Level 3 Financing, 4.625%,
9/15/27 (1) 597 554
Level 3 Financing, 10.00%,
10/15/32 (1) 3,856 3,851
Level 3 Financing, 10.75%,
12/15/30 (1) 3,158 3,552
Level 3 Financing, 11.00%,
11/15/29 (1) 7,011 7,957
27,474
Real Estate Investment Trust
Securities  0.9%
Necessity Retail REIT, 4.50%,
9/30/28 (1) 6,090 5,649
Service Properties Trust, 8.625%,
11/15/31 (1) 8,190 8,681
Service Properties Trust, 8.875%,
6/15/32  1,663 1,592
15,922
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  3,890 3,783
Yum! Brands, 6.875%, 11/15/37  4,325 4,779
8,562
Retail  0.8%
Bath & Body Works, 6.625%,
10/1/30 (1)(6) 7,580 7,731
Bath & Body Works, 6.694%, 1/15/27  350 358
Bath & Body Works, 7.50%,
6/15/29 (6) 2,115 2,192
Bath & Body Works, 9.375%,
7/1/25 (1) 795 813
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (4)(5) 1,050 —
Par/Shares $ Value
(Amounts in 000s)
‡
Victra Holdings, 8.75%, 9/15/29 (1)
(6) 1,633 1,710
Wayfair, 7.25%, 10/31/29 (1)(6) 2,390 2,429
15,233
Satellites  0.6%
Connect Finco, 9.00%, 9/15/29 (1)(6) 3,620 3,346
Hughes Satellite Systems, 6.625%,
8/1/26 (6) 1,542 1,253
Intelsat Jackson Holdings, 6.50%,
3/15/30 (1)(6) 2,755 2,560
Viasat, 5.625%, 4/15/27 (1)(6) 4,170 3,941
11,100
Services  6.1%
Albion Financing 1, 6.125%,
10/15/26 (1) 3,725 3,707
Albion Financing 2, 8.75%,
4/15/27 (1)(6) 1,845 1,873
Allied Universal Holdco, 7.875%,
2/15/31 (1) 3,674 3,747
Allied Universal Holdco, 9.75%,
7/15/27 (1)(6) 9,130 9,164
Avis Budget Car Rental, 8.00%,
2/15/31 (1)(6) 6,765 7,019
Avis Budget Car Rental, 8.25%,
1/15/30 (1)(6) 2,580 2,670
Boost Newco Borrower, 7.50%,
1/15/31 (1) 10,011 10,574
eG Global Finance, 12.00%,
11/30/28 (1)(6) 4,900 5,459
Fair Isaac, 4.00%, 6/15/28 (1) 4,680 4,464
Fortress Intermediate 3, 7.50%,
6/1/31 (1) 2,990 3,098
GFL Environmental, 6.75%,
1/15/31 (1) 2,525 2,620
H&E Equipment Services, 3.875%,
12/15/28 (1) 8,265 7,655
Loxam, 6.375%, 5/31/29 (EUR) (1) 1,020 1,132
Ritchie Bros Holdings, 6.75%,
3/15/28 (1) 1,730 1,778
Ritchie Bros Holdings, 7.75%,
3/15/31 (1) 2,345 2,471
Staples, 10.75%, 9/1/29 (1) 1,910 1,877
TK Elevator Holdco, 6.625%, 7/15/28
(EUR)  5,315 5,612
TK Elevator U.S. Newco, 5.25%,
7/15/27 (1) 6,760 6,642
UKG, 6.875%, 2/1/31 (1) 16,695 17,154
United Rentals North America,
3.75%, 1/15/32  1,630 1,455
United Rentals North America,
3.875%, 2/15/31  3,405 3,107
United Rentals North America,
6.125%, 3/15/34 (1) 1,730 1,756
Williams Scotsman, 6.625%,
6/15/29 (1) 1,670 1,691
Williams Scotsman, 7.375%,
10/1/31 (1) 2,172 2,253
108,978

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Supermarkets  0.2%
Iceland Bondco, 4.625%, 3/15/25
(GBP)  102 130
Iceland Bondco, 10.875%, 12/15/27
(GBP) (1) 545 733
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 8.523%, 12/15/27 (EUR) (1) 555 590
Performance Food Group, 6.125%,
9/15/32 (1)(6) 2,795 2,823
4,276
Transportation  0.3%
Genesee & Wyoming, 6.25%,
4/15/32 (1) 2,865 2,883
Watco, 7.125%, 8/1/32 (1) 3,060 3,167
6,050
Utilities  5.6%
Alpha Generation, 6.75%,
10/15/32 (1) 3,015 3,045
California Buyer, 6.375%, 2/15/32 (1) 3,440 3,474
Calpine, 4.50%, 2/15/28 (1) 2,020 1,944
Calpine, 5.00%, 2/1/31 (1) 4,370 4,135
Calpine, 5.125%, 3/15/28 (1) 7,425 7,249
HA Sustainable Infrastructure
Capital, 6.375%, 7/1/34 (1) 2,170 2,173
HAT Holdings I, 8.00%, 6/15/27 (1)(6) 3,436 3,586
NRG Energy, 6.25%, 11/1/34 (1) 3,550 3,550
NRG Energy, VR, 10.25% (1)(9)(10) 3,175 3,516
PG&E, 5.00%, 7/1/28  1,785 1,752
PG&E, 5.25%, 7/1/30  4,075 3,999
PG&E, VR, 7.375%, 3/15/55 (9) 8,208 8,454
Talen Energy Supply, 8.625%,
6/1/30 (1) 11,514 12,378
Terraform Global Operating, 6.125%,
3/1/26 (1) 3,955 3,950
TerraForm Power Operating, 5.00%,
1/31/28 (1) 5,091 4,932
TransAlta, 7.75%, 11/15/29  1,215 1,277
Vistra, VR, 7.00% (1)(9)(10) 1,797 1,810
Vistra, VR, 8.00% (1)(9)(10) 10,575 10,853
Vistra, Series C, VR, 8.875% (1)(9)
(10) 8,175 8,809
Vistra Operations, 7.75%,
10/15/31 (1) 8,370 8,883
99,769
Total Corporate Bonds (Cost
$1,610,699) 1,616,757
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  0.4%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 12,590 7,774
Total Municipal Securities (Cost
$6,854) 7,774
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (4)(5)(7) 10 10,095
Total Preferred Stocks (Cost
$10,136) 10,095
SHORT-TERM INVESTMENTS  2.1%
Money Market Funds  2.1%
T. Rowe Price Government Reserve
Fund, 4.67% (12)(13) 37,373 37,373
Total Short-Term Investments
(Cost $37,373) 37,373
SECURITIES LENDING COLLATERAL  11.6%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 11.6%
Money Market Funds 11.6%
T. Rowe Price Government Reserve
Fund, 4.67% (12)(13) 207,118 207,118
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 207,118
Total Securities Lending Collateral
(Cost $207,118) 207,118
Total Investments in Securities
110.8% of Net Assets
(Cost $1,979,232) $ 1,985,945

T. ROWE PRICE Institutional High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,401,220 and represents 78.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) See Note 2. Level 3 in fair value hierarchy.
(6) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $10,095 and represents 0.6% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/21/25 EUR 1,351 USD 1,433 $ —
Citibank 1/24/25 USD 125 GBP 99 (1)
Deutsche Bank 2/21/25 USD 22,703 EUR 21,436 (36)
HSBC Bank 1/24/25 USD 4,256 GBP 3,275 89
State Street 1/24/25 CAD 256 USD 185 (2)
State Street 1/24/25 USD 2,029 CAD 2,800 25
State Street 1/24/25 USD 1,018 GBP 808 (11)
State Street 2/21/25 EUR 447 USD 473 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 66

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.67% $ — $ — $ 845++
Totals $ —# $ — $ 845+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government Reserve Fund, 4.67% $ 44,665  ¤  ¤ $ 244,491
Total $ 244,491^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $845 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $244,491.

T. ROWE PRICE Institutional High Yield Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,979,232) $ 1,985,945
Interest receivable 30,723
Cash 414
Receivable for investment securities sold 241
Receivable for shares sold 186
Unrealized gain on forward currency exchange contracts 116
Foreign currency (cost $1) 1
Other assets 1,824
Total assets 2,019,450
Liabilities
Obligation to return securities lending collateral 208,846
Payable for investment securities purchased 16,829
Payable for shares redeemed 1,007
Investment management and administrative fees payable 763
Unrealized loss on forward currency exchange contracts 50
Other liabilities 26
Total liabilities 227,521
NET ASSETS $ 1,791,929
Net Assets Consist of:
Total distributable earnings (loss) $ (310,246)
Paid-in capital applicable to 226,631,637 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 2,102,175
NET ASSETS $ 1,791,929
NET ASSET VALUE PER SHARE $ 7.91

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 62,616
Dividend 888
Securities lending 222
Other 19
Total income 63,745
Expenses
Investment management and administrative expense 4,415
Miscellaneous 3
Total expenses 4,418
Net investment income 59,327
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (13,677)
Swaps 113
Forward currency exchange contracts 781
Foreign currency transactions 1
Net realized loss (12,782)
Change in net unrealized gain / loss
Securities 57,056
Swaps 64
Forward currency exchange contracts 77
Other assets and liabilities denominated in foreign currencies 53
Change in net unrealized gain / loss 57,250
Net realized and unrealized gain / loss 44,468
INCREASE IN NET ASSETS FROM OPERATIONS
$ 103,795

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 59,327 $ 113,215
Net realized loss (12,782) (52,779)
Change in net unrealized gain / loss 57,250 116,881
Increase in net assets from operations 103,795 177,317
Distributions to shareholders
Net earnings (59,391) (113,406)
Capital share transactions
*
Shares sold 76,504 233,983
Distributions reinvested 56,987 109,596
Shares redeemed (100,790) (304,698)
Increase in net assets from capital share transactions 32,701 38,881
Net Assets
Increase during period 77,105 102,792
Beginning of period 1,714,824 1,612,032
End of period $ 1,791,929 $ 1,714,824
*Share information (000s)
Shares sold 9,753 30,840
Distributions reinvested 7,244 14,362
Shares redeemed (12,811) (40,040)
Increase in shares outstanding 4,186 5,162

T. ROWE PRICE Institutional High Yield Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-
07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the
ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after
December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)
– Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE Institutional High Yield Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market

T. ROWE PRICE Institutional High Yield Fund

and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 98,994 $ — $ 98,994
Common Stocks 6,932 1,822 — 8,754
Convertible Preferred Stocks 6,854 — — 6,854
Corporate Bonds — 1,616,757 — 1,616,757
Preferred Stocks — — 10,095 10,095
Short-Term Investments 37,373 — — 37,373
Securities Lending Collateral 207,118 — — 207,118
Total Securities 258,277 1,717,573 10,095 1,985,945
Forward Currency Exchange Contracts — 116 — 116
Total $ 258,277 $ 1,717,689 $ 10,095 $ 1,986,061
Liabilities
Forward Currency Exchange Contracts $ — $ 50 $ — $ 50

T. ROWE PRICE Institutional High Yield Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2024, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds and Municipal Securities.
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 116
Total $ 116
Liabilities
Foreign exchange derivatives Forwards $ 50
Total $ 50
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 781 $ — $ 781
Credit derivatives — 113 113
Total $ 781 $ 113 $ 894

T. ROWE PRICE Institutional High Yield Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements
(FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of November 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $164,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 77 $ — $ 77
Credit derivatives — 64 64
Total $ 77 $ 64 $ 141

T. ROWE PRICE Institutional High Yield Fund

contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that

T. ROWE PRICE Institutional High Yield Fund

may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2024, the value of loaned securities was $200,900,000; the value of cash collateral and related investments was $208,846,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $369,479,000 and $341,107,000, respectively, for the six months ended November 30, 2024.

T. ROWE PRICE Institutional High Yield Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $309,607,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was
$1,979,588,000. Net unrealized gain aggregated $6,473,000 at period-end, of which $39,960,000 related to appreciated investments and $33,487,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, approximately 25% of the fund's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the

T. ROWE PRICE Institutional High Yield Fund

independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E137-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025